LOANS (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 - 89 Days past due	$ 3,877		$ 5,165
90 Days and greater Past Due	3,528		2,897
Total past due	7,405		8,062
Current	644,647		598,704
Total loans	652,052		606,766		567,159
Consumer loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 - 89 Days past due	79		182
90 Days and greater Past Due	42		3
Total past due	121		185
Current	9,415		10,772
Total loans	9,536		10,957
Single Family Residential Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 - 89 Days past due	2,756		3,805
90 Days and greater Past Due	464		83
Total past due	3,220		3,888
Current	226,339		209,875
Total loans	229,559	[1]	213,763	[1]
Other Retail Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 - 89 Days past due			319
90 Days and greater Past Due			28
Total past due			347
Current	30,162		27,324
Total loans	30,162		27,671
Residential and Consumer [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 - 89 Days past due	2,835		4,306
90 Days and greater Past Due	506		114
Total past due	3,341		4,420
Current	265,916		247,971
Total loans	269,257		252,391
Commercial and Industrial Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 - 89 Days past due	326		428
90 Days and greater Past Due	1,428		1,328
Total past due	1,754		1,756
Current	98,034		92,946
Total loans	99,788		94,702
Non Farm, Non Residential Real Estate Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 - 89 Days past due	558		393
90 Days and greater Past Due	330
Total past due	888		393
Current	162,573		175,820
Total loans	163,461		176,213
Construction and Development Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 - 89 Days past due
90 Days and greater Past Due			28
Total past due			28
Current	50,424		29,910
Total loans	50,424		29,938
Commercial loans secured by real estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 - 89 Days past due	148		38
90 Days and greater Past Due	172		178
Total past due	320		216
Current	27,617		26,724
Total loans	27,937		26,940
Other Commercial Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 - 89 Days past due	10
90 Days and greater Past Due	1,092		1,249
Total past due	1,102		1,249
Current	40,083		25,333
Total loans	41,185		26,582
Commercial [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 - 89 Days past due	1,042		859
90 Days and greater Past Due	3,022		2,783
Total past due	4,064		3,642
Current	378,731		350,733
Total loans	$ 382,795		$ 354,375		$ 335,925

[1]	Single-family residential loans includes first mortgages, closed-end second mortgages, residential construction loans, and home equity lines of credit (HELOC's).